Net Loss Per Share - Summary of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted-Average Shares Outstanding (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding					2,329,143
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding					1,901,665	1,349,565
Common Stock Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding	1,927,124	1,662,124	1,927,124	1,662,124	1,927,124	28,347
Stock Options and Inducement Awards [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding	1,606,275	1,714,815	1,606,275	1,714,815
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding excluded from the computation of diluted weighted-average shares outstanding	534,000	185,800	534,000	185,800